Summary of Significant Accounting Policies - Revenue (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies
Stand-alone fair value as a percentage of gross selling price	3.00%
Revenue allocated to performance obligation	¥ 1,161,603	¥ 1,683,234	¥ 863,627
Amount charged to selling and marketing expenses	237,236	386,663	¥ 162,875
Liabilities related to unredeemed points	1,958,937	2,017,516
Vehicle sales
Summary of Significant Accounting Policies
Contract liabilities	¥ 6,299,514	¥ 6,349,012